Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital [Member]	Other capital reserves [Member]	Foreign currency translation reserve [Member]	Available-for-sale reserve [Member]	Remeasurement reserve [Member]	Retained earnings [Member]
Beginning Balance at Dec. 31, 2015	$ 1,787,290	$ 1,576,600	$ 28,837	$ (13,897)	$ 1,309	$ (61,252)	$ 255,693
Statement [Line Items]
Profit (Loss)	(35,193)						(35,193)
Other comprehensive (loss) income	2,963			8,301	3,716	(9,054)
Total comprehensive (loss) income	(32,230)			8,301	3,716	(9,054)	(35,193)
Contributions by and distributions to owners:
Stock options exercised	11,814	11,814
Equity issuance		11,814
Share issue costs, net of tax	(95)	(95)
Dividends	(3,567)						(3,567)
Total contributions by and distributions to owners	8,152	11,719					(3,567)
Ending Balance at Dec. 31, 2016	1,763,212	1,588,319	28,837	(5,596)	5,025	(70,306)	216,933
Statement [Line Items]
Profit (Loss)	163,899						163,899
Other comprehensive (loss) income	31,740			23,887	5,399	2,454
Total comprehensive (loss) income	195,639			23,887	5,399	2,454	163,899
Contributions by and distributions to owners:
Equity issuance	195,295	195,295
Share issue costs, net of tax	(6,205)	(6,205)
Dividends	(3,686)						(3,686)
Total contributions by and distributions to owners	185,404	189,090					(3,686)
Ending Balance at Dec. 31, 2017	$ 2,144,255	$ 1,777,409	$ 28,837	$ 18,291	$ 10,424	$ (67,852)	$ 377,146